Preferred Stock Warrants - Schedule of Preferred Stock Warrants Outstanding (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Oct. 31, 2016
Series A
Class of Warrant or Right [Line Items]
Number outstanding (in shares)	59,440
Exercise price (in dollars per share)	$ 1.36				$ 1.36
Series B
Class of Warrant or Right [Line Items]
Number outstanding (in shares)	57,696
Exercise price (in dollars per share)	$ 2.40			$ 2.40
Series C
Class of Warrant or Right [Line Items]
Number outstanding (in shares)	218,417
Exercise price (in dollars per share)	$ 5.04		$ 5.04
Series D
Class of Warrant or Right [Line Items]
Number outstanding (in shares)	71,456
Exercise price (in dollars per share)	$ 10.50	$ 10.50